Asset Retirement Obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accretion expense	$ 100	$ 100	$ 374	$ 422
Asset retirement obligation	$ 4,900		$ 4,800	$ 4,374	$ 5,832